Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transactions
Purchases of goods and services		¥ 172,506		¥ 206,931		¥ 117,116
(Acquire of)/Transfer of long-term investments	[1]			275,000		(40,837)
Repayment of loans and interest from the Entity	[2]	696,624
Investment income and interest income		¥ 48,069		78,827		14,366
Capital contribution/Loans to an entity [Member]
Related Party Transactions
Capital contribution/Loans to an entity ("Entity")	[2]					2,785,314
Loans to an entity [Member] | Minimum [Member]
Related Party Transactions
Related party transaction interest rate		3.30%
Loans to an entity [Member] | Maximum [Member]
Related Party Transactions
Related party transaction interest rate		4.15%
Investment Fund [Member]
Related Party Transactions
Amount due from related parties	[1]	¥ 37,506		103,689
Entity [Member]
Related Party Transactions
Amount due from related parties	[2]	¥ 646,284		1,308,652
Related party transaction, Description of transaction		The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction.
Other Investees [Member]
Related Party Transactions
Amount due from related parties		¥ 106,784		182,579
Related Party [Member]
Related Party Transactions
Sales of goods and services		12,740		13,953		¥ 9,136
Amount due from related parties		790,574		1,594,920			$ 111,350
Amount due to related parties		¥ 14,896	[3]	¥ 108,307	[3]		$ 2,098

[1]	The balances due from the investment funds, of which the Company is their limited partners, as of December 31, 2022 and December 31, 2023 were consideration receivables related to the equity investments transferred, which is non-trade in nature.
[2]	The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2022 and 2023 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rates of the loans were from 3.3%.to 4.15%
[3]	The balances as of December 31, 2022 and 2023 mainly represent considerations related to long-term investments, which are non-trade in nature.